Loans and Debentures - Summary of Subsidiary's Loan Maturity (Detail) - 12 months ended Dec. 31, 2019 R$ in Thousands, $ in Thousands	BRL (R$)	USD ($)
Summary of loans debentures and finance leases [line items]
Loan maturity, Banco de Brasil	R$ 611,276
Debentures	6,688,231
Charges [member]
Summary of loans debentures and finance leases [line items]
Debentures	183,304
Maturity in May 2020 [member]
Summary of loans debentures and finance leases [line items]
Loan maturity, Banco de Brasil	205,274
Maturity in May 2021 [member]
Summary of loans debentures and finance leases [line items]
Loan maturity, Banco de Brasil	202,910
Maturity in May 2022 [member]
Summary of loans debentures and finance leases [line items]
Loan maturity, Banco de Brasil	203,092
Maturity in May 2020 [member]
Summary of loans debentures and finance leases [line items]
Debentures	166,650
Maturity in May 2021 [member]
Summary of loans debentures and finance leases [line items]
Debentures	166,700
Maturity in July 2021 [member]
Summary of loans debentures and finance leases [line items]
Debentures	750,000
Maturity in April 2022 [member]
Summary of loans debentures and finance leases [line items]
Debentures	660,139
Maturity in July 2022 [member]
Summary of loans debentures and finance leases [line items]
Debentures	750,000
Maturity In October 2022 [member]
Summary of loans debentures and finance leases [line items]
Debentures	730,384
Maturity In March 2023 [member]
Summary of loans debentures and finance leases [line items]
Debentures	1,725,000
Maturity In December 2023 [member]
Summary of loans debentures and finance leases [line items]
Debentures	660,000
Maturity In April 2024 [member]
Summary of loans debentures and finance leases [line items]
Debentures	352,361
Maturity In October 2024 [member]
Summary of loans debentures and finance leases [line items]
Debentures	213,693
Maturity In November 2024 [member]
Summary of loans debentures and finance leases [line items]
Debentures	90,000
Maturity In December 2025 [member]
Summary of loans debentures and finance leases [line items]
Debentures	240,000
Oxiteno USA LLC [member]
Summary of loans debentures and finance leases [line items]
Borrowings	604,741	$ 150,156
Oxiteno USA LLC [member] | Interest and transaction costs [member]
Summary of loans debentures and finance leases [line items]
Borrowings	627	156
Oxiteno USA LLC [member] | Mature in February 2020 [member]
Summary of loans debentures and finance leases [line items]
Borrowings	40,274	10,000
Oxiteno USA LLC [member] | Mature in August 2020 [member]
Summary of loans debentures and finance leases [line items]
Borrowings	40,274	10,000
Oxiteno USA LLC [member] | Mature in September 2020 [member]
Summary of loans debentures and finance leases [line items]
Borrowings	80,549	20,000
Oxiteno USA LLC [member] | Mature in February 2021 [member]
Summary of loans debentures and finance leases [line items]
Borrowings	40,274	10,000
Oxiteno USA LLC [member] | Mature in March 2022 [member]
Summary of loans debentures and finance leases [line items]
Borrowings	120,823	30,000
Oxiteno USA LLC [member] | Mature in October 2022 [member]
Summary of loans debentures and finance leases [line items]
Borrowings	161,097	40,000
Oxiteno USA LLC [member] | Mature in March 2023 [member]
Summary of loans debentures and finance leases [line items]
Borrowings	R$ 120,823	$ 30,000